UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund

AlphaOne Small Cap Opportunities Fund AlphaOne VIMCO Small Cap Value Fund AlphaOne NextGen Technology Fund

Semi-Annual Report	April 30, 2018

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018

The Funds files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMAll CAP OPPORTUNITIES FUND APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%†

	Shares	Value
CONSUMER DISCRETIONARY — 4.7%
HealthStream	114,839	$2,663,116
Kirkland’s *	159,152	1,685,420
Movado Group	80,255	3,166,060

		7,514,596

ENERGY — 4.6%
Natural Gas Services Group *	99,839	2,406,120
Panhandle Oil and Gas, Cl A	120,763	2,348,840
RPC	140,368	2,528,028

		7,282,988

FINANCIAL SERVICES — 28.9%
Banc of California	40,447	776,583
Banner	46,038	2,642,581
Bryn Mawr Bank	56,881	2,536,893
CBTX	31,200	904,800
Columbia Banking System	83,025	3,338,435
Enterprise Financial Services	82,520	4,196,142
Financial Institutions	73,214	2,276,955
First Connecticut Bancorp	32,040	772,164
Flushing Financial	64,476	1,670,573
Heritage Financial	102,522	3,044,903
National Commerce *	67,110	2,905,863
OceanFirst Financial	142,650	3,848,697
Old Second Bancorp	76,100	1,088,230
PacWest Bancorp	66,433	3,404,027
Pinnacle Financial Partners	47,561	3,046,282
Renasant	80,606	3,645,809
Sterling Bancorp	117,586	2,792,668
WSFS Financial	62,204	3,116,420

		46,008,025

HEALTH CARE — 10.1%
AtriCure *	126,419	2,810,294
Cambrex *	24,724	1,309,136
Hanger Orthopedic Group *	16,204	296,533
Invacare	257,506	4,686,609
Supernus Pharmaceuticals *	83,951	3,937,302
US Physical Therapy	34,380	3,137,175

		16,177,049

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — 5.2%
Insteel Industries	86,744	$2,604,923
NN	86,094	1,747,708
Northwest Pipe *	107,986	2,130,564
NV5 Global *	31,550	1,856,717

		8,339,912

PRODUCER DURABLES — 30.4%
Altra Industrial Motion	56,828	2,366,886
ASGN *	53,760	4,334,669
AZZ	54,541	2,429,802
Columbus McKinnon	59,250	2,125,890
CRA International	74,727	4,219,834
DXP Enterprises *	71,275	2,587,282
Exponent	24,578	2,123,539
Federal Signal	163,118	3,533,136
GP Strategies *	119,987	2,501,729
Hurco	70,081	3,097,580
Kadant	28,810	2,657,722
Knight-Swift Transportation Holdings, Cl A	65,864	2,569,355
Lydall *	43,891	1,957,539
Marten Transport	127,383	2,483,968
Multi-Color	23,057	1,497,552
Old Dominion Freight Line	19,664	2,632,223
SP Plus *	66,632	2,342,115
Sterling Construction *	266,081	2,961,482

		48,422,303

TECHNOLOGY — 11.4%
CalAmp *	155,262	3,066,424
Carbonite *	64,800	2,015,280
GTT Communications *	54,477	2,617,620
Ichor Holdings *	97,132	2,146,617
Inphi *	52,101	1,489,047
Novanta *	77,296	4,545,005
PDF Solutions *	211,700	2,360,455

		18,240,448

Total Common Stock (Cost $109,563,018)		151,985,321

SHORT-TERM INVESTMENT — 4.9%

BlackRock Liquidity Funds T-Fund Portfolio, 1.560% (A) (Cost $7,807,955)	7,807,955	7,807,955

Total Investments — 100.2% (Cost $117,370,973)		$159,793,276

Percentages are based on Net Assets of $159,513,805.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMAll CAP OPPORTUNITIES FUND APRIL 30, 2018 (Unaudited)

Cl — Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND APRIL 30, 2018 (UNAUDITED)

SECTOR WEIGHTINGS*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.4%†
	Shares	Value
CONSUMER DISCRETIONARY — 19.5%
AMC Networks, Cl A *	877	$45,604
Cars.com *	1,071	30,502
EW Scripps, Cl A	2,497	27,792
Gentherm *	795	26,871
Grand Canyon Education *	146	15,183
Group 1 Automotive	241	15,749
Malibu Boats, Cl A *	558	18,805
Michaels *	1,027	19,123
MSG Networks *	1,811	37,125
Sally Beauty Holdings *	1,865	32,246
Sportsman’s Warehouse Holdings *	4,128	20,599
Tenneco	1,037	46,343
Winnebago Industries	808	30,623

		366,565

CONSUMER STAPLES — 1.4%
SpartanNash	1,399	25,434

ENERGY — 2.1%
World Fuel Services	1,848	39,677

FINANCIAL SERVICES — 31.1%
Aspen Insurance Holdings	1,368	58,072
Axis Capital Holdings	1,089	63,924
Cardtronics *	1,008	26,460
CoreLogic *	717	35,492
Donnelley Financial Solutions *	2,990	55,016
Euronet Worldwide *	319	24,917
FirstCash	495	42,916
GAIN Capital Holdings	2,861	23,346
GEO Group REIT	2,705	60,863
Investors Bancorp	1,687	22,555
Kearny Financial	1,181	16,593
Navigators Group	773	43,674
Northrim BanCorp	828	29,146
TCF Financial	1,623	40,299
Virtus Investment Partners	353	40,718

		583,991

HEALTH CARE — 7.4%
Cambrex *	575	30,446
ICON *	395	46,464
MEDNAX *	684	31,402

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Syneos Health, Cl A *	775	$29,528

		137,840

INDUSTRIALS — 4.4%
AAR	662	28,664
AECOM *	850	29,274
JELD-WEN Holding *	870	24,456

		82,394

INFORMATION TECHNOLOGY — 0.9%
Cirrus Logic *	455	16,594

MATERIALS & PROCESSING — 6.0%
Domtar	452	19,843
Schweitzer-Mauduit International	585	22,832
USG *	948	38,138
Worthington Industries	707	31,483

		112,296

PRODUCER DURABLES — 7.8%
Air Lease, Cl A	1,048	43,691
Huron Consulting Group *	700	26,215
Navigant Consulting *	1,859	39,764
RPX	3,433	37,180

		146,850

TECHNOLOGY — 11.8%
ACI Worldwide *	1,633	37,967
ARRIS International *	2,069	55,863
NCR *	1,198	36,862
Sabre	2,305	47,575
VeriFone Systems *	1,861	42,822

		221,089

Total Common Stock (Cost $1,791,999)		1,732,730

Total Investments — 92.4% (Cost $1,791,999)		$1,732,730

Percentages are based on Net Assets of $1,875,649.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND APRIL 30, 2018 (UNAUDITED)

SECTOR WEIGHTINGS*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.2%†

	Shares	Value
CONSUMER DISCRETIONARY — 3.3%
Charter Communications, Cl A *	92	$24,959
JD.com ADR *	658	24,023

		48,982

FINANCIAL SERVICES — 5.2%
Mastercard, Cl A	185	32,980
Visa, Cl A	347	44,028

		77,008

INDUSTRIALS — 1.9%
II-VI *	746	28,423

INFORMATION TECHNOLOGY — 31.1%
ASML Holding, Cl G	68	12,814
Cisco Systems	1,580	69,978
Cognizant Technology Solutions, Cl A	155	12,682
Facebook, Cl A *	529	90,988
Intel	2,236	115,422
International Business Machines	117	16,960
Lam Research	127	23,503
Mimecast *	161	6,126
SAP ADR	206	22,831
Taiwan Semiconductor Manufacturing ADR	640	24,608
Tencent Holdings ADR	934	45,888
Texas Instruments	155	15,722

		457,522

PRODUCER DURABLES — 1.2%
Accenture, Cl A	111	16,783

TECHNOLOGY — 38.6%
Adobe Systems *	94	20,830
Advanced Micro Devices *	5,787	62,962
Alphabet, Cl A *	62	63,152
Alphabet, Cl C *	62	63,075
Applied Optoelectronics *	244	7,798
Hewlett Packard Enterprise	4,954	84,466
HP	244	5,243
Micron Technology *	911	41,888
Microsoft	1,335	124,849

COMMON STOCK — continued
	Shares	Value
TECHNOLOGY — continued
NVIDIA	111	$24,964
Oracle	1,350	61,655
Proofpoint *	50	5,897

		566,779

UTILITIES — 10.9%
Verizon Communications	2,398	118,341
Zayo Group Holdings *	1,138	41,310

		159,651

Total Common Stock (Cost $1,399,223)		1,355,148

Total Investments — 92.2% (Cost $1,399,223)		$1,355,148

Percentages are based on Net Assets of $1,469,157.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

Assets:	AlphaOne Small Cap Opportunities Fund		AlphaOne VIMCO Small Cap Value Fund		AlphaOne NextGen Technology Fund
Investments, at Value (Cost $117,370,973, $1,791,999 and $1,399,223)		$159,793,276		$1,732,730		$1,355,148
Cash		–		84,779		57,318
Capital share sold		175		–		–
Receivable for Investment Securities Sold		127,405		–		211,052
Dividends and Income Receivable		38,564		1,496		535
Deferred offering costs (See Note 2)		–		52,033		49,457
Reclaims Receivable		–		–		41
Receivable from Investment Adviser		–		14,227		15,450
Prepaid Expenses		24,482		6,200		4,205

Total Assets		159,983,902		1,891,465		1,693,206

Liabilities:
Payable for Investment Securities Purchased		234,462		7,399		214,873
Payable due to Investment Adviser		132,908		–		–
Payable due to Administrator		15,949		6,164		7,397
Payable due to Trustees		6,106		–		–
Chief Compliance Officer Fees Payable		4,662		82		56
Other Accrued Expenses		76,010		2,171		1,723
Total Liabilities		470,097		15,816		224,049
Net Assets		$159,513,805		$1,875,649		$1,469,157

NET ASSETS CONSIST OF:
Paid-in Capital		$113,898,428		$1,924,240		$1,544,495
Accumulated Net Investment Loss		(673,744)		(343)		(1,795)
Accumulated Net Realized Gain (Loss) on Investments		3,866,818		11,021		(29,468)
Net Unrealized Appreciation (Depreciation) on Investments		42,422,303		(59,269)		(44,075)

Net Assets		$159,513,805		$1,875,649		$1,469,157

I Class Shares
Net Assets		$158,327,455	$	N/A	$	N/A
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)		11,480,194		N/A		N/A
Net Asset Value, Offering and Redemption
Price Per Share*		$13.79	$	N/A	$	N/A

Institutional Class Shares
Net Assets	$	N/A		$1,861,357		$1,154,835
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)		N/A		189,866		113,122
Net Asset Value, Offering and Redemption
Price Per Share*	$	N/A		$9.80		$10.21

Investor Class Shares
Net Assets		$1,186,350		$14,292		$314,322
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)		87,441		1,458		30,815
Net Asset Value, Offering and Redemption
Price Per Share*		$13.57		$9.80		$10.20

* Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)

STATEMENTS OF OPERATIONS

	AlphaOne Small	AlphaOne VIMCO
	Cap Opportunities	Small Cap Value	AlphaOne NextGen
	Fund	Fund*	Technology Fund*
Investment Income
Dividends	$938,124	$6,365	$3,162
Less: Foreign Taxes Withheld	–	–	(18)

Total Investment Income	938,124	6,365	3,144

Expenses
Investment Advisory Fees	834,525	4,309	3,101
Administration Fees	100,144	25,068	30,082
Trustees’ Fees	14,838	514	476
Chief Compliance Officer Fees	5,571	82	56
Distribution Fees — Investor Class	1,733	4	114
Transfer Agent Fees	49,199	9,738	9,608
Audit Fees	29,767	443	305
Legal Fees	18,203	1,235	682
Registration and Filing Fees	16,024	635	607
Printing Fees	14,198	264	189
Custodian Fees	4,960	1,646	1,646
Offering Costs	–	16,694	16,620
Pricing Fees	–	1,294	1,294
Other Expenses	21,306	696	604

Total Expenses	1,110,468	62,622	65,384

Less:
Waiver of Investment Advisory Fees	–	(4,309)	(3,101)
Reimbursement from Investment Adviser	–	(51,597)	(57,334)
Fees Paid Indirectly	(95)	(8)	(10)

Net Expenses	1,110,373	6,708	4,939

Net Investment Loss	(172,249)	(343)	(1,795)

Net Realized Gain/(Loss) on Investments	4,296,545	11,021	(29,468)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,780,727)	(59,269)	(44,075)

Net Realized and Unrealized Loss on Investments	(3,484,182)	(48,248)	(73,543)

Net Decrease in Net Assets Resulting from Operations	$(3,656,431)	$(48,591)	$(75,338)

*Commenced operations on December 29, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2018	October 31,
	(Unaudited)	2017
Operations:
Net Investment Loss	$(172,249)	$(411,769)
Net Realized Gain on Investments	4,296,545	8,072,219
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,780,727)	35,383,993

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,656,431)	43,044,443

Dividends and Distributions:
Net Realized Gains:
I Class Shares	(8,119,588)	(3,888,565)
Investor Class Shares	(76,091)	(24,237)

Total Dividends and Distributions	(8,195,679)	(3,912,802)

Capital Share Transactions:
I Class Shares:
Issued	5,726,955	9,951,466
Reinvestment of Dividends and Distributions	7,129,542	3,312,303
Redeemed	(10,776,656)	(11,158,141)

Increase from I Class Capital Share Transactions	2,079,841	2,105,628

Investor Class Shares:
Issued	204,485	827,643
Reinvestment of Dividends and Distributions	75,038	24,235
Redeemed	(503,716)	(328,629)

Increase (Decrease) from Investor Class Capital Share Transactions	(224,193)	523,249

Net Increase in Net Assets from Capital Share Transactions	1,855,648	2,628,877

Total Increase (Decrease) in Net Assets	(9,996,462)	41,760,518

Net Assets:
Beginning of Year	169,510,267	127,749,749

End of Year	$159,513,805	$169,510,267

Accumulated Net Investment Loss	$(673,744)	$(501,495)

Shares Issued and Redeemed:
I Class Shares:
Issued	393,231	733,382
Reinvestment of Dividends and Distributions	506,000	244,090
Redeemed	(781,205)	(831,398)

Total Increase in I Class Shares	118,026	146,074

Investor Class Shares:
Issued	14,492	61,648
Reinvestment of Dividends and Distributions	5,410	1,809
Redeemed	(36,212)	(25,555)

Total Increase (Decrease) in Investor Class Shares	(16,310)	37,902

Net Increase in Shares Outstanding	101,716	183,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
April 30, 2018*
(Unaudited)
Operations:
Net Investment Loss	$(343)
Net Realized Gain on Investments	11,021
Net Change in Unrealized Depreciation on Investments	(59,269)

Net Decrease in Net Assets Resulting from Operations	(48,591)

Capital Share Transactions:
Institutional Class Shares:
Issued	1,910,140

Increase from Institutional Class Capital Share Transactions	1,910,140

Investor Class Shares**:
Issued	14,100

Increase from Investor Class Capital Share Transactions	14,100

Net Increase in Net Assets from Capital Share Transactions	1,924,240

Total Increase in Net Assets	1,875,649

Net Assets:
Beginning of Period	-

End of Period	$1,875,649

Accumulated Net Investment Loss	$(343)

Shares Issued and Redeemed:
Institutional Class Shares:
Issued	189,866

Investor Class Shares**:
Issued	1,458

Net Increase in Shares Outstanding	191,314

* Commenced operations on December 29, 2017.

** Investor class commenced operations on January 22, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2018* (Unaudited)
Operations:
Net Investment Loss	$(1,795)
Net Realized Loss on Investments	(29,468)
Net Change in Unrealized Depreciation on Investments	(44,075)

Net Decrease in Net Assets Resulting from Operations	(75,338)

Capital Share Transactions:
Institutional Class Shares:
Issued	1,212,300

Increase from Institutional Class Capital Share Transactions	1,212,300

Investor Class Shares**:
Issued	332,195

Increase from Investor Class Capital Share Transactions	332,195

Net Increase in Net Assets from Capital Share Transactions	1,544,495

Total Increase in Net Assets	1,469,157

Net Assets:
Beginning of Period	-

End of Period	$1,469,157

Accumulated Net Investment Loss	$(1,795)

Shares Issued and Redeemed:
Institutional Class Shares:
Issued	113,122

Investor Class Shares**:
Issued	30,815

Net Increase in Shares Outstanding	143,937

    * Commenced operations on December 29, 2017.

    ** Investor class commenced operations on January 22, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS

FINANCIAL HIGHLIGHTS

				Selected Per Share Data & Ratios
				For a Share Outstanding Throughout each period

	Net Asset Value Beginning of Year	Net Investment Loss^	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Investment Income	Distributions From Realized Gains	Net Asset Value, End of Year	Total Return‡	Net Assets, End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers & Reimbursed Fees)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate
AlphaOne Small Cap Opportunities Fund
I Class Shares
2018 ^^	$14.79	$(0.01)	$(0.30)	$(0.31)	$—	$(0.69)	$13.79	(2.17)%	$158,327	1.33%	1.33%	(0.20)%	12%
2017	11.32	(0.04)	3.86	3.82	—	(0.35)	14.79	33.99	167,998	1.27	1.27	(0.26)	26
2016	12.27	(0.03)	(0.10)	(0.13)	—	(0.82)	11.32	(0.69)	127,013	1.30	1.30	(0.27)	27
2015	12.46	(0.05)	1.24	1.19	—	(1.38)	12.27	10.43	141,512	1.38 (1)	1.28	(0.38)	40
2014	12.42	(0.06)	0.72	0.66	(0.02)	(0.60)	12.46	5.47	131,663	1.42 (1)	1.28	(0.48)	75
2013	9.87	(0.02)	3.07	3.05	(0.02)	(0.48)	12.42	32.63	128,570	1.42	1.42	(0.14)	50
Investor Class Shares
2018 ^^	$14.57	$(0.03)	$(0.28)	$(0.31)	$—	$(0.69)	$13.57	(2.20)%	$1,186	1.57%	1.57%	(0.46)%	12%
2017	11.19	(0.07)	3.80	3.73	—	(0.35)	14.57	33.57	1,512	1.52	1.52	(0.53)	26
2016	12.15	(0.06)	(0.08)	(0.14)	—	(0.82)	11.19	(0.79)	737	1.55	1.55	(0.51)	27
2015	12.38	(0.08)	1.23	1.15	—	(1.38)	12.15	10.15	779	1.62 (1)	1.53	(0.63)	40
2014	12.36	(0.09)	0.71	0.62	—	(0.60)	12.38	5.28	646	1.67 (1)	1.53	(0.74)	75
2013	9.82	(0.05)	3.08	3.03	(0.01)	(0.48)	12.36	32.38	579	1.67	1.67	(0.44)	50
AlphaOne VIMCO Small Cap Value Fund
Institutional Class Shares*
2018 ^^	$10.00	$–	$(0.20)	$(0.20)	$—	$—	$9.80	(2.00)%	$1,861	1.40%	13.08%	(0.07)%	10	%††
Investor Class Shares**
2018 ^^	$10.19	$(0.01)	$(0.38)	$(0.39)	$—	$—	$9.80	(3.83)%	$14	1.65%	11.92%	(0.37)%	10	%††
AlphaOne NextGen Technology Fund
Institutional Class Shares*
2018 ^^	$10.00	$(0.02)	$0.23	$0.21	$—	$—	$10.21	2.10%	$1,155	1.40%	19.37%	(0.44)%	174	%††
Investor Class Shares**
2018 ^^	$10.70	$(0.03)	$(0.47)	$(0.50)	$—	$—	$10.20	(4.67)%	$314	1.65%	16.20%	(1.03)%	174	%††

^	Calculation using average shares for the period.
^^	For the period ended April 30, 2018 (unaudited)
‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*	Commenced operations on December 29, 2017
**	Commenced operations on January 22, 2018
††	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts Designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the AlphaOne Small Cap Opportunities Fund, the AlphaOne VIMCO Small Cap Value Fund and the AlphaOne NextGen Technology Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates —The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

All investment companies held in the Funds portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds Board of Trustees (the “Board”). The Funds Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2018, there have been no significant changes to the Funds fair value methodologies.

Federal Income Taxes — It is the Funds intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018

all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2018, the Funds did not have any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2018, the remaining amount still to be amortized for the AlphaOne VIMCO Small Cap Value Fund and AlphaOne NextGen Technology Fund was $52,033 and $49,457, respectively.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the six months April 30, 2018, there were no redemption fees retained.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2018, the Funds paid for these services $100,144, $25,068 and $30,082 for the AlphaOne Small Cap Opportunities Fund, AlphaOne VIMCO Small Cap Value Fund and AlphaOne NextGen Technology Fund, respectively.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2018, the AlphaOne Small Cap Opportunities Fund, AlphaOne VIMCO Small Cap Value Fund and the AlphaOne NextGen Technology Fund earned credits of $95, $8 and $10 respectively, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018

5.	Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Funds. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the AlphaOne Small Cap Opportunities Fund and 0.90% of the average daily net assets of the AlphaOne VIMCO Small Cap Value and AlphaOne NextGen Technology Funds. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest and dividends expense on securities sold short, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the AlphaOne Small Cap Opportunity Fund’s average daily net assets until February 28, 2019 and 1.40% of the AlphaOne VIMCO Small Cap Value and AlphaOne NextGen Technology Funds average net assets until February 28, 2021. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the AlphaOne Small Cap Opportunity Fund net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of April 30, 2018, there were no previously waived and reimbursed fees subject to recapture by the Adviser.

6.	Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2018, were as follows:

	Purchases	Sales and Maturities
AlphaOne Small Cap Opportunities Fund	$18,330,603	$24,580,944
AlphaOne VIMCO Small Cap Value Fund	1,941,063	160,086
AlphaOne NextGen Technology Fund	3,542,023	2,113,333

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the AlphaOne Small Cap Opportunity Fund declared during the fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2017	$—	$3,912,802	$3,912,802
2016	4,246,109	5,498,803	9,744,912

For tax purposes, short-term gains are considered ordinary income.

As of October 31, 2017, the components of Distributable Earnings for the AlphaOne Small Cap Opportunities Fund on a tax basis were as follows:

Undistributed Long-Term Capital Gain	Late Year Loss Deferral	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings
$ 8,141,476	$(501,495)	$49,827,513	$(7)	$57,467,487

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2018 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
AlphaOne Small Cap Opportunities Fund	$117,746,490	$44,959,376	$(2,912,590)	$42,046,786

AlphaOne VIMCO Small Cap Value Fund	1,791,999	59,194	(118,463)	(59,269)

AlphaOne NextGen Technology Fund	1,399,223	14,094	(58,169)	(44,075)

8.	Loans of Portfolio Securities:

The Funds may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in Tri-Party Repurchase Agreement. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Funds. The Funds record securities lending income net of such allocations. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. In the event of default, the Funds may use the collateral received to offset the position on loan not returned by the borrower. As of April 30, 2018, the Funds had no securities on loan.

9.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Concentration of Risks:

Equity Risk – Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Small Cap Company Risk – Small cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, small cap companies may be less financially secure than large- and mid-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Small cap stock prices may be more volatile than large- and mid-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Value Style Risk – Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018

Technology Companies Risk – Technology companies may have limited product lines, markets, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Small-Capitalization and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Non-Diversification Risk – The AlphaOne NextGen Technology Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

ETFs Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Special Situations Risk – Investments in special situations may involve greater risks when compared to other investment strategies. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investment.

New Fund Risk – Because the AlphaOne VIMCO Small Cap Value Fund and the AlphaOne NextGen Technology Fund are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

11.	Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholder, was as follows:

	No. of Shareholders	% Ownership
AlphaOne Small Cap Opportunities Fund, I Class Shares	2	27%
AlphaOne Small Cap Opportunities Fund, Investor Class Shares	2	42%
AlphaOne VIMCO Small Cap Value Fund, Institutional Class Shares	2	71%
AlphaOne VIMCO Small Cap Value Fund, Investor Class Shares	3	99%
AlphaOne NextGen Technology Fund, Institutional Class Shares	3	78%
AlphaOne NextGen Technology Fund, Investor Class Shares	3	71%

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018

12.	Subsequent Event:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period
AlphaOne Small Cap Opportunities Fund
Actual Fund Return
I Class Shares	$1,000.00	$978.30	1.33%	$6.52*
Investor Class Shares	1,000.00	978.00	1.57%	7.70*
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,018.20	1.33%	$6.66*
Investor Class Shares	1,000.00	1,017.01	1.57%	7.85*

AlphaOne VIMCO Small Cap Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$980.00	1.40%	$4.63**
Investor Class Shares	1,000.00	961.70	1.65%	4.43***
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1017.85	1.40%	$7.00*
Investor Class Shares	1,000.00	1016.61	1.65%	8.25*

AlphaOne NextGen Technology Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1021.00	1.40%	$4.73**
Investor Class Shares	1,000.00	953.30	1.65%	4.41***

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1017.85	1.40%	$7.00*
Investor Class Shares	1,000.00	1016.61	1.65%	8.25*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period since inception).

***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 100/365 (to reflect the period since inception).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018 (UNAUDITED)

BOARD CONSIDERATIONS IN RENEWING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018 (UNAUDITED)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Approving the Advisory Agreement for the AlphaOne NextGen Technology Fund and the AlphaOne VIMCO Small Cap Value Fund, and the Sub-Advisory Agreement for the AlphaOne VIMCO Small Cap Value Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 14, 2017 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

the advisory agreement (the “Advisory Agreement”) between AlphaOne Investment Services, LLC (the “Adviser”) and the Trust, on behalf of the AlphaOne NextGen Technology Fund and the AlphaOne VIMCO Small Cap Value Fund (the “Funds”); and

the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Villanova Investment Management Company LLC (the “Sub-Adviser”), with respect to the AlphaOne VIMCO Small Cap Value Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2018 (UNAUDITED)

policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the AlphaOne VIMCO Small Cap Value Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the AlphaOne VIMCO Small Cap Value Fund, would pay the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fee that would be payable under the Sub-Advisory Agreement and the portion of the fee under the Advisory Agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

789 E. Lancaster Avenue

Suite 120

Villanova, PA 19085

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by

a current prospectus for the Funds described.

ACP-SA-003-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018